SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation—The accompanying condensed consolidated financial statements include the accounts of Waldencast and its consolidated subsidiaries. The Company consolidates entities in which the Company has a majority voting interest. The Company eliminates intercompany transactions and accounts in consolidation. The Company separately presents within equity on the condensed consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in the Company's consolidated subsidiaries, and separately presents net income attributable to such parties on the condensed consolidated statements of operations and comprehensive loss.
Emerging Growth Company—Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a registration statement declared effective under the Securities Act of 1933, as amended (the “Securities Act”), or do not have a class of securities registered under the Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, will adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates—The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, revenue recognition, stock-based compensation, goodwill valuation, inventory valuation, and valuation allowance for deferred tax assets. The Company bases its estimates on historical experience and assumptions that it believes are reasonable at the time. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive loss.
Potential events and/or changes in circumstances that could reasonably be expected to negatively affect our key assumptions include risks related to operational execution, exposure to international and digital markets, and broader macroeconomic conditions. These factors, such as delays in strategic initiatives, evolving consumer preferences, regulatory developments, competitive pressures, or leadership transitions, may impact valuation inputs like growth projections, discount rates, and market multiples, potentially leading to downward revisions in fair value estimates.
Concentrations and Credit Risk—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located primarily in the U.S. and considers such risk to be minimal. Such bank deposits from time to time may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation insurance limit.
The Company’s accounts receivable primarily represent amounts due from distributors, and third-party logistics companies, directly and indirectly from major retailers located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions, monitoring payment frequency, and requiring customer advance payments in certain circumstances. The Company generally does not require collateral.
As of June 30, 2025, three U.S. customers accounted for 20%, 11%, and 10% of accounts receivable, respectively. As of December 31, 2024, one U.S. customer accounted for 33% of accounts receivable.
During the six months ended June 30, 2025, the Company purchased approximately 17% and 12% of inventory from two vendors. During the six months ended June 30, 2024, the Company purchased approximately 13% and 12% of inventory from two vendors.
As of June 30, 2025, one vendor exceeded 10% of accounts payable. As of December 31, 2024, no vendor exceeded 10% of accounts payable.
Recently Issued Accounting Standards, Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The Company will take account of the amendments to these annual disclosures in its full-year consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. The guidance will require disaggregated disclosures and of certain cost and expense categories presented on the face of the income statement. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its future consolidated financial statements.